EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN

25. EMPLOYEE DEFINED CONTRIBUTION PLAN

Full-time employees of the Company’s subsidiaries in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Company make contributions to the government for these benefits based on about 41% of the employees’ salaries on a monthly basis. The Group’s PRC subsidiaries have no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB52,369,000, RMB84,493,000 and RMB79,464,000 (US$12,754,851) for the years ended December 31, 2010, 2011 and 2012, respectively.